Long-Term Debt - Estimated Maturities of Long-Term Debt (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
2019	$ 33,060
2020	163,296
2021	33,571
2022	460,515
2023	178,614
Southwest Gas Corporation
Debt Instrument [Line Items]
2019	0
2020	125,000
2021	0
2022	425,000
2023	0
Centuri
Debt Instrument [Line Items]
2019	33,060
2020	38,296
2021	33,571
2022	35,515
2023	$ 178,614